CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018	¥ 95,959		¥ 1,717,483,548		¥ (22,786,922)		¥ (1,124,385,539)		¥ 570,407,046
Beginning balance (in shares) at Dec. 31, 2018 | shares	148,674,058	148,674,058
Increase (decrease) in shareholders' deficit
Net income							190,084,771		190,084,771
Share-based compensation			19,622,779						19,622,779
Foreign currency translation adjustment, net of nil income taxes					8,882,775				8,882,775
Unrealized holding gains on available-for-sale security, net of income taxes					6,102,242				6,102,242
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(4,566,319)				(4,566,319)
Exercise of share-based awards	¥ 512		996,414						996,926
Exercise of share-based awards (in shares) | shares	742,840	742,840
Ending balance at Dec. 31, 2019	¥ 96,471		1,738,102,741		(12,368,224)		(934,300,768)		791,530,220
Ending balance (in shares) at Dec. 31, 2019 | shares	149,416,898	149,416,898
Increase (decrease) in shareholders' deficit
Net income							168,652,466		168,652,466
Share-based compensation			39,608,915						39,608,915
Foreign currency translation adjustment, net of nil income taxes					(30,137,470)				(30,137,470)
Unrealized holding gains on available-for-sale security, net of income taxes					12,763,017				12,763,017
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(13,273,350)				(13,273,350)
Exercise of share-based awards	¥ 2,031		24,228,415						24,230,446
Exercise of share-based awards (in shares) | shares	2,943,554	2,943,554
Ending balance at Dec. 31, 2020	¥ 98,502		1,801,940,071		(43,016,027)		(765,648,302)		993,374,244
Ending balance (in shares) at Dec. 31, 2020 | shares	152,360,452	152,360,452
Increase (decrease) in shareholders' deficit
Net income							225,820,409		225,820,409	$ 35,436,151
Share-based compensation			47,218,156						47,218,156
Foreign currency translation adjustment, net of nil income taxes					(9,657,187)				(9,657,187)	(1,515,423)
Unrealized holding gains on available-for-sale security, net of income taxes					17,427,865				17,427,865	2,734,813
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes					(15,875,681)				(15,875,681)	(2,491,241)
Exercise of share-based awards	¥ 852		6,245,532						6,246,384
Exercise of share-based awards (in shares) | shares	1,320,378	1,320,378
Ending balance at Dec. 31, 2021	¥ 99,354	$ 15,591	¥ 1,855,403,759	$ 291,153,338	¥ (51,121,030)	$ (8,022,005)	¥ (539,827,893)	$ (84,710,776)	¥ 1,264,554,190	$ 198,436,148
Ending balance (in shares) at Dec. 31, 2021 | shares	153,680,830	153,680,830